UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Investment Company Act file number: 814-00802

Horizon Technology Finance Corporation

(Name of Registrant)

312 Farmington Avenue

Farmington, CT 06032

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Horizon Technology Finance Corporation (the “Company”) to be redeemed: 6.250% Senior Notes due 2022 (the “Notes”)

(2)	Date on which the securities are to be redeemed: April 24, 2021

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of March 23, 2012 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of September 29, 2017, between the Company and U.S. Bank National Association, as trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the outstanding Notes ($37,375,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 25th day of March 2021.

HORIZON TECHNOLOGY FINANCE CORPORATION

By:	/s/ Daniel R. Trolio
Name: Daniel R. Trolio
Title: Senior Vice President, Chief Financial Officer and Treasurer